Financial Instruments - Summary of 10% Strengthening/Weakening of Foreign Exchange Rate (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Percentage of change in foreign exchange rate for sensitivity analysis	10.00%	10.00%
Increase (decrease) in profit (loss) due to potential appreciation of foreign currency	₺ 61,924	₺ 38,187
Increase (decrease) in profit (loss) due to potential depreciation of foreign currency	(61,924)	(38,187)
Increase (decrease) in equity due to potential appreciation of foreign currency	(94,845)	(47,072)
Increase (decrease) in equity due to potential depreciation of foreign currency	94,845	47,072
USD
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in profit (loss) due to potential appreciation of foreign currency	88,656	47,527
Increase (decrease) in profit (loss) due to potential depreciation of foreign currency	(88,656)	(47,527)
Increase (decrease) in equity due to potential appreciation of foreign currency	(14,984)	(6,135)
Increase (decrease) in equity due to potential depreciation of foreign currency	14,984	6,135
USD | Net assets and liability [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in profit (loss) due to potential appreciation of foreign currency	88,656	47,527
Increase (decrease) in profit (loss) due to potential depreciation of foreign currency	(88,656)	(47,527)
USD | Hedged portion of risk [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in equity due to potential appreciation of foreign currency	(14,984)	(6,135)
Increase (decrease) in equity due to potential depreciation of foreign currency	14,984	6,135
EUR
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in profit (loss) due to potential appreciation of foreign currency	34,304	(9,050)
Increase (decrease) in profit (loss) due to potential depreciation of foreign currency	(34,304)	9,050
Increase (decrease) in equity due to potential appreciation of foreign currency	(79,669)	(39,558)
Increase (decrease) in equity due to potential depreciation of foreign currency	79,669	39,558
EUR | Net assets and liability [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in profit (loss) due to potential appreciation of foreign currency	34,304	(9,050)
Increase (decrease) in profit (loss) due to potential depreciation of foreign currency	(34,304)	9,050
EUR | Hedged portion of risk [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in equity due to potential appreciation of foreign currency	(79,669)	(39,558)
Increase (decrease) in equity due to potential depreciation of foreign currency	79,669	39,558
RMB/CNY
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in profit (loss) due to potential appreciation of foreign currency	(61,036)	(290)
Increase (decrease) in profit (loss) due to potential depreciation of foreign currency	61,036	290
Increase (decrease) in equity due to potential appreciation of foreign currency	(192)	(1,379)
Increase (decrease) in equity due to potential depreciation of foreign currency	192	1,379
RMB/CNY | Net assets and liability [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in profit (loss) due to potential appreciation of foreign currency	(61,036)	(290)
Increase (decrease) in profit (loss) due to potential depreciation of foreign currency	61,036	290
RMB/CNY | Hedged portion of risk [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in equity due to potential appreciation of foreign currency	(192)	(1,379)
Increase (decrease) in equity due to potential depreciation of foreign currency	₺ 192	₺ 1,379